FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager:PCJ Investment Counsel
Ltd.



















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared
-
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr.
V









in Instr.V





CIBC
Common
136069101
19,641,454
474,598
474,598
N/A
N/A

N/A
474,598
N/A
Canadian Natural Resources
Common
136385101
39,896,210
1,010,288
1,010,288
N/A
N/A

N/A
1,010,288
N/A
EnCana Corp.
Common
292505104
61,476,979
1,332,388
1,332,388
N/A
N/A

N/A
1,332,388
N/A
Manulife Financial Corp.
Common
56501R106
42,638,383
2,530,612
2,530,612
N/A
N/A

N/A
2,530,612
N/A
Potash Corp of Saskatchewan
Common
73755L107
33,418,772
460,746
460,746
N/A
N/A

N/A
460,746
N/A
Research in Motion
Common
760975102
31,964,223
797,163
797,163
N/A
N/A

N/A
797,163
N/A
Royal Bank of Canada
Common
780087102
54,936,674
1,878,639
1,878,639
N/A
N/A

N/A
1,878,639
N/A
Suncor Energy Inc.
Common
867229106
28,439,290
1,480,104
1,480,104
N/A
N/A

N/A
1,480,104
N/A



312,411,985
9,964,538
9,964,538




9,964,538